Item 1. Schedule of Investments:

Putnam Vista Fund

The fund's portfolio
10/31/05 (Unaudited)
COMMON STOCKS (99.9%)(a)
	Shares	Value

Aerospace and Defense (1.9%)
L-3 Communications Holdings, Inc.	488,000	$37,976,160
Precision Castparts Corp.	281,400	13,327,104
		51,303,264

Banking (0.6%)
Washington Mutual, Inc.	430,857	17,061,937

Biotechnology (2.5%)
Celgene Corp. (NON) (S)	205,100	11,506,110
Genzyme Corp. (NON)	758,600	54,846,780
		66,352,890

Broadcasting (0.9%)
XM Satellite Radio Holdings, Inc. Class A (NON) (S)	827,500	23,856,825

Building Materials (3.2%)
Building Material Holding Corp. (S)	216,800	18,430,168
USG Corp. (NON) (S)	476,800	28,188,416
Vulcan Materials Co.	591,600	38,454,000
		85,072,584

Commercial and Consumer Services (3.7%)
Corporate Executive Board Co. (The) (S)	368,600	30,461,104
IAC/InterActiveCorp. (NON) (S)	975,200	24,965,120
Monster Worldwide, Inc. (NON) (S)	810,100	26,579,381
Robert Half International, Inc. (S)	332,200	12,251,536
West Corp. (NON)	137,300	5,416,485
		99,673,626

Communications Equipment (2.3%)
Harris Corp.	347,900	14,298,690
Scientific-Atlanta, Inc.	1,320,900	46,812,696
		61,111,386

Computers (3.6%)
Apple Computer, Inc. (NON)	653,400	37,629,306
Emulex Corp. (NON) (S)	368,800	6,826,488
Logitech International SA ADR (Switzerland) (NON) (S)	294,588	11,300,396
Network Appliance, Inc. (NON) (S)	1,005,300	27,505,008
Take-Two Interactive Software, Inc. (NON)	586,100	12,102,965
		95,364,163

Conglomerates (0.3%)
AMETEK, Inc.	210,300	8,565,519

Consumer Cyclicals (2.1%)
Black & Decker Manufacturing Co. (S)	601,100	49,368,343
Harman International Industries, Inc. (S)	66,100	6,600,746
		55,969,089

Consumer Finance (1.6%)
Capital One Financial Corp. (S)	46,600	3,557,910
Nelnet, Inc. Class A (NON) (S)	1,045,700	38,795,470
		42,353,380

Consumer Goods (1.1%)
Scotts Co. (The) Class A (S)	95,700	8,401,503
Yankee Candle Co., Inc. (The)	941,100	21,278,271

		29,679,774

Consumer Services (2.1%)
Alliance Data Systems Corp. (NON) (S)	369,500	13,139,420
Getty Images, Inc. (NON) (S)	212,800	17,664,528
Labor Ready, Inc. (NON)	1,053,900	24,608,565
WebMD Health Corp. Class A (NON) (S)	18,110	473,033
		55,885,546

Electronics (6.2%)
Altera Corp. (NON)	1,160,900	19,328,985
Amphenol Corp. Class A	459,600	18,370,212
Broadcom Corp. Class A (NON)	1,203,800	51,113,348
Linear Technology Corp.	117,000	3,885,570
National Semiconductor Corp. (S)	2,355,100	53,295,913
SanDisk Corp. (NON) (S)	142,000	8,362,380
Silicon Laboratories, Inc. (NON) (S)	345,600	11,117,952
		165,474,360

Energy (1.7%)
BJ Services Co. (S)	1,272,700	44,226,325

Entertainment (1.4%)
Dreamworks Animation SKG, Inc. Class A (NON) (S)	531,900	13,637,916
Pixar, Inc. (NON) (S)	488,900	24,801,897
		38,439,813

Financial (1.9%)
First American Corp.	323,900	14,193,298
Moody's Corp. (S)	687,300	36,605,598
		50,798,896

Forest Products and Packaging (0.5%)
Louisiana-Pacific Corp.	555,800	13,856,094

Gaming & Lottery (1.2%)
GTECH Holdings Corp.	1,013,500	32,269,840

Health Care Services (5.7%)
Coventry Health Care, Inc. (NON)	142,650	7,701,674
Express Scripts, Inc. (NON) (S)	394,000	29,711,540
Kindred Healthcare, Inc. (NON) (S)	367,300	10,284,400
Laboratory Corp. of America Holdings (NON)	724,200	34,942,650
McKesson Corp.	793,900	36,066,877
Quest Diagnostics, Inc.	147,500	6,889,725
Sierra Health Services, Inc. (NON) (S)	354,300	26,572,500
		152,169,366

Homebuilding (2.6%)
NVR, Inc. (NON)	50,800	34,823,400
Toll Brothers, Inc. (NON)	923,000	34,067,930
		68,891,330

Insurance (1.6%)
Everest Re Group, Ltd. (Barbados)	119,600	11,894,220
W.R. Berkley Corp. (S)	690,150	30,159,555
		42,053,775

Investment Banking/Brokerage (1.5%)
Bear Stearns Cos., Inc. (The)	380,400	40,246,320

Machinery (2.1%)
Cummins, Inc. (S)	129,000	11,012,730
JLG Industries, Inc.	1,007,200	38,636,192
Terex Corp. (NON) (S)	119,500	6,568,915
		56,217,837

Manufacturing (1.6%)
Graco, Inc. (S)	516,600	17,703,882
IDEX Corp.	608,700	24,360,174
		42,064,056

Medical Technology (7.2%)
C.R. Bard, Inc.	589,800	36,791,724
Dade Behring Holdings, Inc.	559,400	20,143,994
Edwards Lifesciences Corp. (NON)	902,200	37,333,036
Kinetic Concepts, Inc. (NON) (S)	200,200	7,187,180
Respironics, Inc. (NON)	824,000	29,556,880
St. Jude Medical, Inc. (NON)	381,900	18,357,933
Varian Medical Systems, Inc. (NON) (S)	974,300	44,389,108
		193,759,855

Metals (1.5%)
Phelps Dodge Corp. (S)	325,000	39,152,750

Oil & Gas (8.1%)
Amerada Hess Corp.	136,300	17,051,130
Burlington Resources, Inc.	774,200	55,912,724
Frontier Oil Corp. (S)	823,100	30,355,928
Newfield Exploration Co. (NON)	1,083,900	49,133,187
Sunoco, Inc.	820,700	61,142,150
Valero Energy Corp.	35,895	3,777,590
		217,372,709

Pharmaceuticals (3.7%)
Allergan, Inc. (S)	380,600	33,987,580
Barr Pharmaceuticals, Inc. (NON)	560,800	32,217,960
Endo Pharmaceuticals Holdings, Inc. (NON) (S)	175,920	4,735,766
Kos Pharmaceuticals, Inc. (NON)	482,200	28,932,000
		99,873,306

Publishing (0.9%)
Marvel Entertainment, Inc. (NON) (S)	1,388,800	24,442,880

Restaurants (0.3%)
Darden Restaurants, Inc.	273,700	8,873,354

Retail (8.8%)
Abercrombie & Fitch Co. Class A	129,400	6,727,506
American Eagle Outfitters, Inc. (S)	1,493,400	35,169,570
Claire's Stores, Inc. (S)	1,975,000	51,448,750
Coach, Inc. (NON)	340,100	10,944,418
Michaels Stores, Inc.	1,325,200	43,837,616
Staples, Inc.	2,475,750	56,273,798
Timberland Co. (The) Class A (NON)	739,200	20,808,480
Whole Foods Market, Inc.	83,500	12,034,855
		237,244,993

Schools (0.8%)
Career Education Corp. (NON)	113,600	4,043,024
Strayer Education, Inc. (S)	184,940	16,553,979
		20,597,003

Semiconductor (0.9%)
Lam Research Corp. (NON)	739,300	24,943,982

Shipping (2.4%)
CNF Transportation, Inc. (S)	740,200	41,651,054
Overseas Shipholding Group (S)	499,700	23,785,720
		65,436,774

Software (6.7%)
Adobe Systems, Inc. (S)	1,051,400	33,907,650
BMC Software, Inc. (NON) (S)	1,075,800	21,074,922
Citrix Systems, Inc. (NON) (S)	1,316,800	36,304,176
Hyperion Solutions Corp. (NON)	233,600	11,296,896
McAfee, Inc. (NON) (S)	1,433,400	43,045,002
Mercury Interactive Corp. (NON) (S)	218,200	7,591,178
Websense, Inc. (NON) (S)	440,300	26,012,924
		179,232,748

Technology Services (4.0%)
Acxiom Corp.	235,400	5,023,436
Equifax, Inc. (S)	986,500	34,004,655
Fair Isaac Corp.	1,129,300	47,159,568

Unova, Inc. (NON) (S)	413,900	12,830,900
VeriSign, Inc. (NON)	295,600	6,985,028
		106,003,587

Textiles (0.3%)
VF Corp.	149,100	7,790,475

Tobacco (0.6%)
UST, Inc. (S)	365,000	15,107,350

Total common stocks (cost $2,390,005,458)		$2,678,789,761
SHORT-TERM INVESTMENTS (12.7%)(a)
	Principal amount/Shares	Value
Short-term investments held as collateral for loaned securities with yields ranging from 3.77% to 4.21% and due dates ranging from November 1,
2005 to December 9, 2005. (d)	$332,890,817	$332,807,418
Putnam Prime Money Market Fund (e)	8,443,274	8,443,274

Total short-term investments (cost $341,250,692)		$341,250,692
TOTAL INVESTMENTS
Total investments (cost $2,731,256,150) (b)		$3,020,040,453

NOTES

(a)	Percentages indicated are based on net assets of $2,682,574,985.

(b)	The aggregate identified cost on a tax basis is $2,731,931,962 resulting in gross unrealized appreciation and depreciation of $395,322,559 and $107,214,068, respectively, or net unrealized appreciation of $288,108,491.

(NON)	Non-income-producing security.

(S)	Securities on loan, in part or in entirety, at October 31, 2005.

(d)	The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At October 31, 2005, the value of securities loaned amounted to
$324,118,437. The fund received cash collateral of $332,807,418 which is pooled with collateral of other Putnam funds into 16 issuers of high-grade, short-term investments.

(e)	Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in
Putnam Prime Money Market Fund, an open-end management investment company managed by
Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $241,587 for the period ended October 31, 2005. During the period ended
October 31, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market
Fund aggregated $94,123,558 and $196,621,672, respectively.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported --
as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New
York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York
Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit
Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT By (Signature and Title): /s/ Michael T. Healy Michael T. Healy Principal Accounting Officer Date: December 29, 2005
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer

Date: December 29, 2005

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: December 29, 2005